IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of commitments [line items]
Credit related commitments	$ 299,857	$ 300,257
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	47,682
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	227,094
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,996
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	13,910
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	175
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	47,370	43,053
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	36,177
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	520
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	8,926
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,719
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	28
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	10,903	22,587
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,505
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,504
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	178
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,644
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	72
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	15,463	11,367
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	8,000
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,893
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,455
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,086
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	29
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	4,354	6,716
6 - 9 months [Member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,664
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,658
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	22
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	6,058	4,879
9 - 12 months [Member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,383
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,653
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	22
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	12,939	11,622
1 - 2 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	11,944
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	414
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	580
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	47,715	47,445
2 - 5 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	46,696
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,018
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,291	2,449
Over 5 years [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,726
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	13
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	552
Over 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	152,764	$ 150,139
No specific maturity [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	152,764
No specific maturity [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	0
No specific maturity [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	$ 0